Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
2021	$ 358
2022	321
2023	283
2024	270
2025	231
2026 and thereafter	707
Total	$ 2,170	$ 2,878